Investment in Associates and a Jointly Controlled Entity	12 Months Ended
Dec. 31, 2012
Investment in Associates and a Jointly Controlled Entity
(9)	INVESTMENT IN ASSOCIATES AND A JOINTLY-CONTROLLED ENTITY

In January 2008, the Group acquired a 33.5% equity interest in Jiangxi Sinoma New Material Co., Ltd. (“Sinoma”), a crucible manufacturer based in the PRC, from an unrelated party. The investment is accounted for under equity method.

In March 2009, the Group entered into a joint venture agreement with Q-cells SE (“Q-Cells”) to form a jointly-owned company named LQ Energy GmbH (“LQ Energy”), which is engaged in the investment in solar projects. The Group’s contributed capital represented 51% of the share capital of LQ Energy. The Group accounts for its investment in LQ Energy using the equity method because the minority shareholder has significant participating rights in determining certain financial and operating decisions of LQ Energy that are made in the ordinary course of business. Such participating rights include but are not limited to the selection of solar projects. In April 2012, the Group transferred all of its 51% share capital in LQ Energy to Q-Cells for a consideration of US$43,159, among which US$39,453 was set off against the balance of advance payment from Q-Cells. The remaining consideration of US$3,706 was received in June 2012. The Group recognized a gain of US$ 3,427 in other income in the statement of operations for the year ended December 31, 2012.

In September 2011, the Group entered into an investment agreement with Qinghai Hydropower (Group) Co., Ltd. (“Qinghai Hydro”), to form a company named Qing Hai Hydropower Group (Geermu) Solar Energy Generating Co., Ltd. (“Geermu Hydropower”). The Group’s investment, which represents 20% of the share capital of Geermu Hydropower, is accounted for under the equity method.